INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of components of finite-lived intangible assets
The major components of intangible assets as of December 31, 2021 and 2020 consist of:

	Weighted- Average Remaining Useful Lives (Years)	2021			2020
(in millions)		Gross Carrying Amount	Accumulated Amortization and Impairments	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization and Impairments	Net Carrying Amount
Finite-lived intangible assets:
Product brands	5	$20,842	$(16,169)	$4,673	$20,890	$(14,914)	$5,976
Corporate brands	6	902	(473)	429	907	(404)	503
Product rights/patents	4	3,321	(3,174)	147	3,305	(3,055)	250
Partner relationships	0	158	(158)	—	169	(168)	1
Technology and other	1	207	(206)	1	210	(200)	10
Total finite-lived intangible assets		25,430	(20,180)	5,250	25,481	(18,741)	6,740
Acquired IPR&D not in service	NA	—	—	—	7	—	7
B&L Trademark	NA	1,698	—	1,698	1,698	—	1,698
		$27,128	$(20,180)	$6,948	$27,186	$(18,741)	$8,445

Schedule of components of indefinite-lived intangible assets
The major components of intangible assets as of December 31, 2021 and 2020 consist of:

	Weighted- Average Remaining Useful Lives (Years)	2021			2020
(in millions)		Gross Carrying Amount	Accumulated Amortization and Impairments	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization and Impairments	Net Carrying Amount
Finite-lived intangible assets:
Product brands	5	$20,842	$(16,169)	$4,673	$20,890	$(14,914)	$5,976
Corporate brands	6	902	(473)	429	907	(404)	503
Product rights/patents	4	3,321	(3,174)	147	3,305	(3,055)	250
Partner relationships	0	158	(158)	—	169	(168)	1
Technology and other	1	207	(206)	1	210	(200)	10
Total finite-lived intangible assets		25,430	(20,180)	5,250	25,481	(18,741)	6,740
Acquired IPR&D not in service	NA	—	—	—	7	—	7
B&L Trademark	NA	1,698	—	1,698	1,698	—	1,698
		$27,128	$(20,180)	$6,948	$27,186	$(18,741)	$8,445

Schedule of estimated aggregate amortization expense for each of the five succeeding years
Estimated amortization expense of finite-lived intangible assets for the five years ending December 31 and thereafter are as follows:

(in millions)	2022	2023	2024	2025	2026	Thereafter	Total
Amortization	$1,181	$1,026	$902	$795	$664	$682	$5,250

Schedule of changes in the carrying amount of goodwill
The changes in the carrying amounts of goodwill during the years ended December 31, 2021, 2020 and 2019 were as follows:

(in millions)	Bausch + Lomb/ International	Bausch + Lomb	Salix	International	Ortho Dermatologics	Diversified Products	Total
Balance, January 1, 2019	$5,805	$—	$3,156	$—	$1,267	$2,914	$13,142
Acquisition of certain assets of Synergy	—	—	3	—	—	—	3
Goodwill reclassified to assets held for sale	(18)	—	—	—	—	—	(18)
Foreign exchange and other	(1)	—	—	—	—	—	(1)
Balance, December 31, 2019	5,786	—	3,159	—	1,267	2,914	13,126
Assets held for sale reclassified to goodwill	18	—	—	—	—	—	18
Goodwill reclassified to assets held for sale (Note 3)	(217)	—	—	—	—	—	(217)
Foreign exchange and other	117	—	—	—	—	—	117
Balance, December 31, 2020	5,704	—	3,159	—	1,267	2,914	13,044
Realignment of segment goodwill	(5,704)	5,395	—	887	—	(578)	—
Impairment	—	—	—	—	(469)	—	(469)
Foreign exchange and other	—	(77)	—	(62)	—	21	(118)
Balance, December 31, 2021	$—	$5,318	$3,159	$825	$798	$2,357	$12,457